DEL REY GLOBAL INVESTORS LLC

6701 Center Drive West, Suite 655

Los Angeles, California 90045

October 3, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	del Rey Global Investors Funds

Post-Effective Amendment No. 3

1933 Act Registration No. 333-167999

1940 Act Registration No. 811-22434

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, del Rey Global Investors Funds (the “Trust”) certifies that:

a. the form of the Trust’s del Rey Monarch Fund Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 3 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 3 to the Trust’s registration statement was filed with the Commission via EDGAR on September 30, 2011 (Accession No. 0001193125-11-261493) with an effective date of September 30, 2011.

Please do not hesitate to contact the undersigned at (310) 649-1233 if you have any questions.

Very truly yours,

/S/ Gerald W. Wheeler
Gerald W. Wheeler
Secretary

cc:	Maria Gattuso, Esq.

David Solander, Esq.

Patrick D’Onofrio, Esq.